Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Additional information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gain/(Loss) on sale of assets	$ 0	$ (1,179)	$ (3,357)
Vessel impairment charge	43,490	0	144,688
Gain/ (Loss) on contract cancellation	0	0	6,202
Insurance recoveries	0	0	25,064
Revenues	1,492,014	1,210,139	1,077,662
Vessel Primera
Gain/(Loss) on sale of assets			(622)
Sale price			26,500
Date of disposal of vessel			Apr. 04, 2011
Vessels Conquistador, Brisbane, Samsara and Toro
Gain/(Loss) on sale of assets			(1,449)
Vessel impairment charge			(106,187)
OceanFreight
Vessels			187,000
Vessel La Jolla
Gain/(Loss) on sale of assets			(527)
Vessel impairment charge			(5,917)
Sale price			20,200
Date of disposal of vessel			Sep. 21, 2011
Vessels Avoca, Padre and Positano
Vessel impairment charge		(32,584)
Sale price		118,000
Vessels Avoca And Padre
Gain/(Loss) on sale of assets		(1,511)
Positano
Gain/(Loss) on sale of assets		492
Date of disposal of vessel		May 04, 2012
Conquistador
Date of disposal of vessel			Jul. 25, 2011
Brisbane
Date of disposal of vessel			Sep. 06, 2011
Samsara
Date of disposal of vessel			Aug. 24, 2011
Toro
Date of disposal of vessel			Oct. 14, 2011
Avoca
Date of disposal of vessel		Feb. 22, 2012
Padre
Date of disposal of vessel		Feb. 24, 2012
Vessel Lacerta
Gain/ (Loss) on contract cancellation			6,202
Vessel Oliva
Insurance recoveries			$ 25,064